April 3, 2009

Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549-1004

Attention: Filing Desk, Mail Stop 1-4

Gentlemen:

We herewith transmit to the Securities and Exchange Commission for filing via

EDGAR, Form DEF 14A, the Notice of Annual Meeting, Proxy Statement and Proxy

Card for Baldwin & Lyons, Inc. for its annual meeting to be held on May 5, 2009.

Should you have any questions, please contact me at (317)429-2630.

Sincerely,

Michael Edwards

Assistant Vice President – Financial Reporting